3. ESTIMATES, JUDGEMENTS AND ASSUMPTIONS	6 Months Ended
Jun. 30, 2021
Estimates Judgements And Assumptions
3. ESTIMATES, JUDGEMENTS AND ASSUMPTIONS

3. ESTIMATES, JUDGEMENTS AND ASSUMPTIONS

In preparing its condensed consolidated interim financial statements, management makes several judgements, estimates and assumptions about the recognition and measurement of assets, liabilities, revenues, and expenses.

Information about the significant estimates and assumptions that have the greatest impact on the recognition and measurement of assets, liabilities, revenues, and expenses is presented below. Actual results may differ significantly.

Technical Feasibility and Commercial Viability

The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors. By its nature, this assessment requires significant judgment.

Following the events of the quarter ended March 31, including the receipt of the Governmental authorisation (“Decree”) for the Matawinie Project, management determined that the technical feasibility and commercial viability for the Matawinie Project was established as at March 31, 2021 and as a result, the project entered the development phase during the second quarter of 2021.